Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized	2,500,000,000	2,500,000,000
Ordinary shares, shares issued	56,568,999	45,729,684
Ordinary shares, shares outstanding	56,568,999	45,729,684